CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED BALANCE SHEETS
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, authorized (in shares)	50,000,000	50,000,000
Preferred shares, issued (in shares)	0	0
Preferred shares, outstanding (in shares)	0	0
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	450,000,000	450,000,000
Ordinary shares, issued (in shares)	18,060,000	13,000,000
Ordinary shares, outstanding (in shares)	18,060,000	13,000.000